Loss on Extinguishment of Accounts Payable and Due to Former Officers (Details) (USD $)	0 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 15, 2014	Dec. 31, 2014	Sep. 19, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Extinguishment of Debt [Line Items]
Total settlement amount								$ 587,742
Cash payments								45,000
Shares Issued	330,000		76,550					30,283
Shares Issued, Value	660,000		81,050					1,900,120
Loss on extinguishment of debt	353,401	(413,610)			(413,610)			1,106,636
Amount for former officers								250,742
Settlement with Attorney
Extinguishment of Debt [Line Items]
Debt settlement date							Sep. 10, 2012
Total settlement amount							67,992
Cash payments							45,000
Extinguishment of debt amount							22,992
Settlement with CEO
Extinguishment of Debt [Line Items]
Debt settlement date							Sep. 12, 2012
Total settlement amount							475,558
Shares Issued							10,625
Settlement with COO
Extinguishment of Debt [Line Items]
Debt settlement date							Sep. 12, 2012
Total settlement amount							112,184
Shares Issued							2,750
Settlement with CEO and COO
Extinguishment of Debt [Line Items]
Extinguishment of debt amount							269,758
Shares Issued, Value							857,500
Shares Issued, Per share							$ 64
Settlement of Accounts Payable
Extinguishment of Debt [Line Items]
Debt settlement date							Sep. 12, 2012
Total settlement amount							182,750
Extinguishment of debt amount							859,870
Shares Issued							16,908
Shares Issued, Value							$ 1,042,620
Shares Issued, Per share							$ 61.60